Accrued Expenses And Other Payables (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Payables

The components of accrued expenses and other payables are as follows:

	December 31,
	2014	2015
	RMB	RMB	US$
Payroll and welfare payables	178,295	193,356	29,849
Business and other taxes payable	16,633	25,780	3,980
Payables for office supplies and utilities	8,782	25,497	3,936
Payables for the purchase of property and equipment	233,353	218,165	33,679
Payable for purchase intangible assets	5,054	3,662	565
Accrued service fees	60,167	68,029	10,502
Interest payables	20,452	19,102	2,949
Share-settled bonuses	14,913	41,352	6,384
Payable for assets acquisition	35,846	21,080	3,254
Others	25,996	21,934	3,385

	599,491	637,957	98,483